Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Allowance for Credit Loss

Accounts receivable — third parties, net, consists of the following:

	As of March 31,
	2023	2024
	USD	USD
Accounts receivable – third parties	2,121,963	2,372,168
Less: allowance for credit loss	(36,187)	(22,794)
Accounts receivable, net	2,085,776	2,349,374

Accounts receivable- related parties, net, consists of the following:

	As of March 31,
	2023	2024
	USD	USD
Accounts receivable – related parties	17,562	33,294
Less: allowance for credit loss	-	-
Accounts receivable, net	17,562	33,924

Schedule of Allowance for Credit Loss

The movements in the allowance for credit loss for the years ended March 31, 2023 and 2024 were as follows:

	For the year ended March 31,
	2023	2024
	USD	USD
Balance at beginning of the year	36,187	36,187
Current provision (recoveries)	25,987	(8,782)
Written off	(25,987)	(4,611)
Balance at end of the year	36,187	22,794